FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risks
Schedule of financial risk management

2022
			Fair Value			Gain / (Losses)
Exposure	Risk	Notional	Assets	Liability		Finance Result	Operational Result	Equity

Cost		19,853.3	271.8	(719.4)		(3,075.2)	452.7	134.3
	Commodities	4,809.9	100.8	(376.0)		63.5	(32.3)	(475.0)
	US Dollars	14,874.7	157.7	(342.9)		(3,139.2)	477.1	596.6
	Euros	32.2	1.9	-		(0.7)	(0.3)	1.2
	Mexican Pesos	136.5	11.4	(0.5)		1.2	8.2	11.5

Fixed Assets		226.8	1.5	(5.4)		(5.9)	4.9	(13.0)
	US Dollars	226.8	1.5	(5.4)		(5.9)	4.9	(13.0)

Expenses		204.9	0.5	(4.6)		(42.5)	9.1	(14.8)
	US Dollars	204.9	0.5	(4.6)		(42.5)	9.1	(14.8)

Cash		-	-	-		(17.1)	-	-
	US Dollars	-	-	-		(17.1)	-	-
As at December 31, 2022		20,285.0	273.8	(729.4)	-	(3,140.7)	466.7	106.5

	2021
			Fair Value		Gain / (Losses)
Exposure	Risk	Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		18,911.7	597.4	(421.1)	(2,113.5)	1,710.2	2,277.4
	Commodities	3,179.9	455.3	(41.2)	(126.8)	1,168.1	684.7
	US Dollars	15,516.2	136.2	(378.4)	(1,970.7)	541.8	1,792.7
	Euros	31.8	-	(0.8)	(0.1)	0.5	(1.9)
	Mexican Pesos	183.8	5.9	(0.7)	(15.9)	(0.2)	(198.1)

Fixed Assets		1,111.4	1.1	(53.3)	(368.8)	105.3	103.2
	US Dollars	1,111.4	1.1	(53.3)	(368.8)	105.3	103.2

Expenses		365.8	0.5	(18.1)	(124.5)	36.9	192.9
	US Dollars	365.8	0.5	(18.1)	(124.5)	36.9	192.9

Equity Instrument		-	-	-	78.0	-	-
	Stock exchange prices	-	-	-	78.0	-	-
As at December 31, 2021		20,388.9	599.0	(492.5)	(2,528.8)	1,852.4	2,573.5

Schedule of detailed information about hedging instruments

	2022
	Risk
	Interest rate	Amount
Brazilian Reais	8.5%	230.1
Post fixed interest rate		230.1

Brazilian Reais	8.5%	2,602.1
Working Capital in Argentinean Peso	73.5%	74.3
Other	10.4%	421.3
US Dollars	14.0%	6.2
Canadian Dollars	5.3%	511.0
Pre-fixed interest rate		3,614.9
	2021
	Risk
	Interest rate	Amount
Brazilian Reais	11.6%	83.0
Post fixed interest rate		83.0

Brazilian Reais	7.2%	2,343.3
Working capital in Argentinean Peso	34.7%	30.5
Other	11.3%	226.0
US Dollars	13.1%	17.5
Canadian Dollars	2.5%	430.8
Pre-fixed interest rate		3,048.1

Schedule of Notional and fair value amounts per instrument and maturity

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	(275.2)	(466.3)	(1,477.8)	(2,680.3)
Input purchases		275.2	466.3	1,477.8	2,680.3
Foreign exchange hedge	Foreign currency decrease	(172.4)	(425.5)	(3,933.1)	(7,694.0)
Input purchases		172.4	425.5	3,933.1	7,694.0
Cost effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(3.9)	(5.2)	(60.6)	(117.3)
Capex Purchases		3.9	5.2	60.6	117.3
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(4.1)	(5.1)	(55.3)	(106.5)
Expenses		4.1	5.1	55.3	106.5
Expense effects		-	-	-	-
		-	-	-	-

As at December 31, 2022 the Notional and Fair Value amounts per instrument and maturity were as follow:

		Notional Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Cost		19,758.1	95.2	-	-	-	19,853.3
	Commodities	4,714.7	95.2	-	-	-	4,809.9
	US Dollars	14,874.7	-	-	-	-	14,874.7
	Euros	32.2	-	-	-	-	32.2
	Mexican Pesos	136.5	-	-	-	-	136.5

Fixed assets		226.8	-	-	-	-	226.8
	US Dollars	226.8	-	-	-	-	226.8

Expenses		204.9	-	-	-	-	204.9
	US Dollars	204.9	-	-	-	-	204.9
		20,189.8	95.2	-	-	-	20,285.0

		Fair Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Costs		(449.1)	1.5	-	-	-	(447.6)
	Commodities	(276.7)	1.5	-	-	-	(275.2)
	US Dollars	(185.2)	-	-	-	-	(185.2)
	Euros	1.9	-	-	-	-	1.9
	Mexican Pesos	10.9	-	-	-	-	10.9

Fixed assets		(3.9)	-	-	-	-	(3.9)
	US Dollars	(3.9)	-	-	-	-	(3.9)

Expenses		(4.1)	-	-	-	-	(4.1)
	US Dollars	(4.1)	-	-	-	-	(4.1)
		(457.1)	1.5	-	-	-	(455.6)

Schedule of Notional and fair value amounts per instrument and maturity

		Notional Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Cost		19,758.1	95.2	-	-	-	19,853.3
	Commodities	4,714.7	95.2	-	-	-	4,809.9
	US Dollars	14,874.7	-	-	-	-	14,874.7
	Euros	32.2	-	-	-	-	32.2
	Mexican Pesos	136.5	-	-	-	-	136.5

Fixed assets		226.8	-	-	-	-	226.8
	US Dollars	226.8	-	-	-	-	226.8

Expenses		204.9	-	-	-	-	204.9
	US Dollars	204.9	-	-	-	-	204.9
		20,189.8	95.2	-	-	-	20,285.0

		Fair Value
Exposure	Risk	2023	2024	2025	2026	>2026	Total

Costs		(449.1)	1.5	-	-	-	(447.6)
	Commodities	(276.7)	1.5	-	-	-	(275.2)
	US Dollars	(185.2)	-	-	-	-	(185.2)
	Euros	1.9	-	-	-	-	1.9
	Mexican Pesos	10.9	-	-	-	-	10.9

Fixed assets		(3.9)	-	-	-	-	(3.9)
	US Dollars	(3.9)	-	-	-	-	(3.9)

Expenses		(4.1)	-	-	-	-	(4.1)
	US Dollars	(4.1)	-	-	-	-	(4.1)
		(457.1)	1.5	-	-	-	(455.6)

Schedule of terms and debt repayments

	2022
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	39,354.4	40,656.4	36,818.5	86.8	1,275.1	1,008.4	1,467.6
Secured bank loans	180.8	245.7	68.2	26.4	25.2	50.4	75.5
Other unsecured loans	472.5	759.1	169.9	156.7	151.6	165.4	115.5
Lease liabilities	3,117.4	3,657.4	962.9	1,008.4	621.0	696.9	368.2
	43,125.1	45,318.6	38,019.5	1,278.3	2,072.9	1,921.1	2,026.8

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

	2021
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	38,976.2	40,186.2	34,690.6	1,279.7	2,248.8	327.2	1,639.9
Secured bank loans	247.0	328.1	88.9	61.7	26.4	50.4	100.7
Unsecured bank loans	84.1	84.1	84.1	-	-	-	-
Other unsecured loans	130.1	234.7	46.5	48.2	29.1	20.7	90.2
Lease liabilities	2,639.3	3,070.9	788.5	756.1	550.7	422.4	553.2
	42,076.7	43,904.0	35,698.6	2,145.7	2,855.0	820.7	2,384.0

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and charges, put options related to the Company’s participation in subsidiaries and other liabilities, except for related parties, with payment term of less than one year.

Schedule of consolidated financial instruments

	2022
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	14,852.1	-	14,852.1
Trade receivables excluding prepaid expenses	7,791.4	-	7,791.4
Investment securities	219.1	454.5	673.6
Derivatives hedges	-	273.8	273.8
Total	22,862.6	728.3	23,590.9

Financial liabilities
Trade payables	24,837.9	-	24,837.9
Put options granted on subsidiaries	-	3,060.3	3,060.3
Derivatives hedges	-	729.4	729.4
Interest-bearing loans and borrowing	3,770.7	-	3,770.7
Other liabilities	2,015.6	333.7	2,349.3
Total	30,624.2	4,123.4	34,747.6
	2021
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	16,597.2	-	16,597.2
Trade receivables excluding prepaid expenses	7,084.7	-	7,084.7
Investment securities	192.9	1,914.6	2,107.5
Derivatives hedges	-	599.0	599.0
Total	23,874.8	2,513.6	26,388.4

Financial liabilities
Trade payables	25,695.0	-	25,695.0
Put options granted on subsidiaries	-	3,291.4	3,291.4
Derivatives hedges	-	492.5	492.5
Interest-bearing loans and borrowing	3,100.6	-	3,100.6
Other liabilities	2,263.7	194.7	2,458.4
Total	31,059.3	3,978.6	35,037.9

Schedule of fair value measurement

	2022				2021

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit and loss	454.5	-	-	454.5	1,914.6	-	-	1,914.6
Derivatives - operational hedge	57.0	216.8	-	273.8	159.1	439.9	-	599.0
Total	511.5	216.8	-	728.3	2,073.7	439.9	-	2,513.6
Financial liabilities
Financial liabilities at fair value through profit and loss	-	-	3,393.9	3,393.9	-	-	3,486.0	3,486.0
Derivatives - operational hedge	76.1	653.3	-	729.4	193.4	299.1	-	492.5
Total	76.1	653.3	3,393.9	4,123.3	193.4	299.1	3,486.0	3,978.5

Schedule of Reconciliation of changes in the assets

Financial liabilities at December 31, 2021	3,486.0
Acquisition of investments	161.4
Total gains and losses during the period	(253.5)
Losses/(gains) recognized in net income	(46.3)
Losses/(gains) recognized in equity	(207.2)
Financial liabilities at December 31, 2022	3,393.9